Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Insurance activity	€ 158	€ 211	€ 210
Income from insurance and reinsurance contracts issued	2,698	1,516	1,452
Expenses of insurance and reinsurance contracts	(2,540)	(1,305)	(1,242)
Other operating income	1,510	2,255	1,920
Non- financial services	770	291	362
Other operating income	740	1,964	1,558
Other operating expense	(2,803)	(2,442)	(2,342)
Non-financial services	(661)	(283)	(350)
Other operating expense	(2,142)	(2,159)	(1,992)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,258)	(1,016)	(1,005)
Total other operating income and expenses	(1,135)	24	(212)
Insurance and reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	2,543	1,381	1,349
Life insurance
Disclosure of types of insurance contracts [line items]
Expenses of insurance and reinsurance contracts	(2,309)	(1,097)	(1,063)
Reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	155	135	103
Expenses of insurance and reinsurance contracts	€ (231)	€ (208)	€ (179)